Bank borrowings - Credit and Security Agreement - (Details) - USD ($) $ in Thousands			12 Months Ended
	Mar. 16, 2021	Oct. 11, 2019	Dec. 31, 2020	Dec. 31, 2019		Dec. 31, 2018	[1]
Bank Borrowings
Restricted cash reserve			$ 28,843	$ 28,323
Inventory pledged as security			25,000	33,000
Outstanding balance			107,607	158,999
Repayment of debt			235,296	$ 329,501	[1]	$ 106,514
Repayment of North-American Asset Based Loan
Bank Borrowings
Repayment of debt	$ 39,476
ABL Revolver
Bank Borrowings
Maximum borrowing capacity		$ 100,000
Credit facility term		5 years
Spring forward repayment term		3 months
Undrawn availability		$ 100,000
Reserves			600
Maximum undrawn availability of outstanding letters of credit		10,000
Outstanding amount of revolving advances and swing loans limit		45,000
Restricted cash reserve		22,500
Receivables pledged as security		31,000
Inventory pledged as security		25,000
Outstanding balance		$ 6,000	$ 38,000
ABL Revolver | Level 1
Bank Borrowings
Percentage of average undrawn availability		66.70%
ABL Revolver | Level 3
Bank Borrowings
Percentage of average undrawn availability		33.30%
ABL Revolver | Overnight bank funding rate
Bank Borrowings
Applicable margin (as a percent)		0.50%
ABL Revolver | LIBOR
Bank Borrowings
Applicable margin (as a percent)		1.00%
ABL Revolver | LIBOR | Level 1
Bank Borrowings
Applicable margin (as a percent)		2.50%
ABL Revolver | LIBOR | Level 2
Bank Borrowings
Applicable margin (as a percent)		2.75%
ABL Revolver | LIBOR | Level 3
Bank Borrowings
Applicable margin (as a percent)		3.00%
ABL Revolver | Domestic rate | Level 1
Bank Borrowings
Applicable margin (as a percent)		1.50%
ABL Revolver | Domestic rate | Level 2
Bank Borrowings
Applicable margin (as a percent)		1.75%
ABL Revolver | Domestic rate | Level 3
Bank Borrowings
Applicable margin (as a percent)		2.00%
ABL Revolver | Minimum
Bank Borrowings
Formula amount receivable period		90 days
Undrawn availability		$ 10,000
ABL Revolver | Minimum | Level 2
Bank Borrowings
Percentage of average undrawn availability		33.30%
ABL Revolver | Maximum
Bank Borrowings
Formula amount as percentage of eligible receivables		85.00%
Formula amount as percentage of inventory and inventory in transit		75.00%
Formula amount as percentage of inventory and inventory in transit appraised net orderly liquidation value of Eligible inventory over reserves		85.00%
Formula amount subject to percentage of inventory		65.00%
Formula amount receivable period		120 days
Formula amount subject to receivable		$ 5,000
ABL Revolver | Maximum | Level 2
Bank Borrowings
Percentage of average undrawn availability		66.70%
ABL Revolver | CANADA
Bank Borrowings
Undrawn availability		$ 10,000
ABL Revolver | CANADA | Maximum
Bank Borrowings
Formula amount subject to inventory		20,000
ABL Revolver | Eligible in-transit inventory | Maximum
Bank Borrowings
Formula amount subject to inventory		10,000
ABL Revolver | Consigned inventory | Minimum
Bank Borrowings
Formula amount subject to inventory		7,500
ABL Revolver | Consigned inventory | Maximum
Bank Borrowings
Formula amount subject to inventory		10,000
ABL Revolver | Stores and spare parts inventory | Maximum
Bank Borrowings
Formula amount subject to inventory		2,000
ABL Revolver | Packaging materials inventory | Maximum
Bank Borrowings
Formula amount subject to inventory		$ 500

[1]	While in previous periods Ferroglobe presented interest paid as cash flows from operating activities, management deems interest paid as among activities that alter the borrowing structure of the Company and therefore most appropriately presented as among financing activities. This change allows for a fairer presentation of cash flow to users of the financial statements. Previous periods have been restated in order to show interest paid as net cash used in financing activities.